Legal proceedings and regulatory matters (Details) $ in Millions, $ in Millions	1 Months Ended			6 Months Ended
	Sep. 30, 2025 USD ($)	Feb. 29, 2024 USD ($)	May 31, 2023 USD ($) employee	Jun. 30, 2026 USD ($) action employee bankingRelationship company trust	Dec. 31, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 29, 2025 USD ($)	Mar. 31, 2024 employee
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 125,712		$ 120,324
Provisions				$ 2,942		3,441
Number of mortgage securitisation trusts (more than) | trust				280
US Anti-Terrorism Act litigation
Disclosure of contingent liabilities [line items]
Number of hearings | action				6
Number of claims dismissed | action				2
Loss contingency, number of hearings in early procedural stage | action				4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Actions seeking damages | action				2
Forex litigation
Disclosure of contingent liabilities [line items]
Damages sought		$ 3,000
Investigations involving HSBC Private Bank (Suisse) SA
Disclosure of contingent liabilities [line items]
Number of historical banking relationships | bankingRelationship				2
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Damages sought			$ 1,000
Employees involved in litigation | employee			7	1
Number of companies involved in litigation | company				2
US mortgage securitisation litigation
Disclosure of contingent liabilities [line items]
Number of pending actions | action				1
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions				$ 1,277		$ 1,662
Hongkong and Shanghai Banking Corporation | Korean short selling investigation
Disclosure of contingent liabilities [line items]
Number of employees | employee									3
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				184				$ 508
Madoff Securities | HSBC Private Bank (Suisse) SA
Disclosure of contingent liabilities [line items]
Contingent liabilities dismissed	$ 292
Madoff Securities | HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities dismissed	$ 32
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				367
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				5,600
Herald Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				521
Herald Fund SPC | HSBC Securities Services (Luxembourg) S.A. | Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions							$ 1,100
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				3,300
Alpha Prime Fund Limited | Restitution of Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				1,000
Senator Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 1,400
Ontario and Quebec superior courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 1,000
Punitive damages					$ 250